Document and Entity Information	3 Months Ended
	Nov. 30, 2012	Jan. 08, 2013
Document and Entity Information:
Entity Registrant Name	ESSENSE WATER, INC.
Document Type	10-Q
Document Period End Date	Nov 30, 2012
Amendment Flag	false
Entity Central Index Key	0001459287
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		12,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1

Unaudited Interim Condensed Balance Sheets (USD $)	Nov. 30, 2012	Aug. 31, 2012
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 236	$ 379
Assets, Current	236	379
Assets	236	379
Liabilities, Current
Accrued Liabilities, Current	3,500	4,375
Other Liabilities, Current	32,032	29,532
Liabilities, Current	35,532	33,907
Liabilities	35,532	33,907
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Common Stock, Value, Issued	1,200	1,200
Additional Paid in Capital, Common Stock	800	800
Accumulated Other Comprehensive Income (Loss), Net of Tax	(37,296)	(35,527)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(35,296)	(33,527)
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures
Common Stock, Shares Authorized	75,000,000	75,000,000
Common Stock, Shares Issued	12,000,000	12,000,000
Liabilities and Equity	$ 236	$ 379

Unaudited Interim Condensed Statement of Operations (USD $)	3 Months Ended		46 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Revenues
Sales Revenue, Goods, Net	$ 0	$ 0	$ 0
Revenues	0	0	0
Operating Expenses
General and Administrative Expense	1,768	1,882	26,727
Operating Expenses	1,768	1,882	26,727
Operating Income (Loss)	(1,768)	(1,882)	(26,727)
Income Tax Expense (Benefit)
Current Income Tax Expense (Benefit)	0	0	0
Net Income (Loss) Attributable to Parent	$ (1,768)	$ (1,882)	$ (26,727)
Earnings Per Share
Earnings Per Share, Basic and Diluted	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted	12,000,000	12,000,000	12,000,000

Unaudited Interim Condensed Statements of Cash Flows (USD $)	3 Months Ended		46 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (1,768)	$ (1,882)	$ (37,296)
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(875)	(1,375)	3,500
Net Cash Provided by (Used in) Operating Activities	(2,643)	(3,257)	(33,796)
Net Cash Provided by (Used in) Financing Activities
Proceeds from (Repayments of) Related Party Debt	2,500	3,632	32,032
Proceeds from Issuance of Common Stock	0	0	2,000
Net Cash Provided by (Used in) Financing Activities	2,500	3,632	34,032
Cash and Cash Equivalents, Period Increase (Decrease)	(143)	375	236
Cash and Cash Equivalents, at Carrying Value	379	157	0
Cash and Cash Equivalents, at Carrying Value	$ 236	$ 532	$ 236

Statement of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Jan. 28, 2009	$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at Jan. 28, 2009	0
Stock Issued During Period, Value, New Issues	1,200	800		2,000
Stock Issued During Period, Shares, New Issues	12,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(3,911)	(3,911)
Stockholders' Equity, Period Increase (Decrease)				(1,911)
Stock Issued During Period, Shares, Period Increase (Decrease)	12,000,000
Shares, Outstanding at Aug. 31, 2009	12,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2009	1,200	800	(3,911)	(1,911)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(9,117)	(9,117)
Stockholders' Equity, Period Increase (Decrease)				(9,117)
Shares, Outstanding at Aug. 31, 2010	12,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2010	1,200	800	(13,027)	(11,027)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(11,818)	(11,818)
Stockholders' Equity, Period Increase (Decrease)				(11,818)
Shares, Outstanding at Aug. 31, 2011	12,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2011	1,200	800	(24,845)	(22,845)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(10,682)	(10,682)
Stockholders' Equity, Period Increase (Decrease)				(10,682)
Shares, Outstanding at Aug. 31, 2012	12,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2012	1,200	800	(35,527)	(33,527)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(1,768)	(1,768)
Stockholders' Equity, Period Increase (Decrease)				$ (1,768)
Shares, Outstanding at Nov. 30, 2012	12,000,000

Note 1 - Condensed Financial Statements	3 Months Ended
Nov. 30, 2012
Notes
Note 1 - Condensed Financial Statements

NOTE 1 - CONDENSED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by Essense Water, Inc. (the "Company") without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at November 30, 2012, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company's

August 31, 2012 audited financial statements. The results of operations for the period ended November 30, 2012 are not necessarily indicative of the operating results for the full year.

Going Concern Note	3 Months Ended
Nov. 30, 2012
Notes
Going Concern Note

NOTE 2 - GOING CONCERN

The Company's financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management's plan is to obtain such resources for the Company by obtaining capital from management and other investors sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Note 3 - Subsequent Events	3 Months Ended
Nov. 30, 2012
Notes
Note 3 - Subsequent Events	NOTE 3 - SUBSEQUENT EVENTS Company has evaluated subsequent events through the date that the financial statements were issued. There were no significant subsequent events that need to be disclosed.